UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	January 31,

Date of reporting period:	January 31, 2017

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

DWGANN
1718976 EXP. 03.31.18

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Money Market Trust

Annual Report

January 31, 2017

Morgan Stanley U.S. Government Money Market Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	10
Portfolio of Investments	11
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	29
Report of Independent Registered Public Accounting Firm	31
Privacy Notice	32
Trustee and Officer Information	37

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Morgan Stanley U.S. Government Money Market Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Report (unaudited)

For the year ended January 31, 2017

Market Conditions

The economy grew at a modest pace of 1.1 percent in the first half of 2016, as measured by gross domestic product (GDP) growth, due to lagging growth caused by continued turbulence in the financial markets and global economic problems.(i) Household purchases were the lone bright spot in the first half of 2016, while businesses continued to trim inventories and reduce outlays on equipment and construction projects. The U.S. economy picked up in the third quarter of 2016, growing at 3.5 percent, the largest increase in two years, predominantly due to a rebound in inventories and a jump in the export market. Fourth-quarter 2016 GDP slowed to 1.9% on more moderate consumer spending.

Despite global uncertainty, U.S. employment data continued to show resiliency in the first half of 2016, averaging 180,000.(ii) The first half was highlighted by a surprising 43,000 gain in May, where employers added the fewest number of workers in almost six years. Payroll growth in June rebounded and came in at 297,000, tempering fears of a slowing labor market. Both the unemployment rate and participation rate ended the first half of 2016 where they started, at 4.9 percent and 62.7 percent, respectively.

Third quarter 2016 continued its positive momentum, with non-farm payrolls averaging 238,000 through September. Economists focused on the fact that both the size of the labor force and the number of people employed rose substantially. Fourth-quarter non-farm payrolls averaged 148,000, with participation in the labor force at 62.7 percent and the unemployment rate at 4.7 percent as of year-end 2016.

Monetary policy remained a key driver of sentiment and market performance. After the Federal Open Market Committee ("FOMC" or "Committee") raised interest rates by 25 basis points to a range of 0.25 to 0.50 percent, which was in line with expectations, at the December 2015 meeting, the January 2016 meeting went as expected, with members concerned about weakening growth in foreign economies and turbulence in the global equity markets. With the Committee's uncertainty about the impact of global developments on the U.S. economy, they adopted a "wait and see" stance before considering any additional monetary actions in the near term.

In line with market expectations, Federal Reserve ("Fed") officials held off from raising borrowing costs at the March 2016 FOMC meeting, citing concerns about global economic and financial developments, keeping the target federal funds rate at 0.25 to 0.50 percent. The Committee also revised their forecast of four rate hikes from the December 2015 meeting, down to two for the remainder of 2016, with Federal Reserve Chair Janet Yellen saying it's appropriate to "proceed cautiously" in raising interest rates. The market was more cautious, only pricing in approximately one rate hike for the remainder of 2016.

(i)  Source for GDP data: Bureau of Economic Analysis

(ii)  Source for employment data: Bureau of Labor Statistics and Bloomberg L.P.

At the April 2016 FOMC meeting, rates were left unchanged and the Committee signaled their openness to raising rates in June 2016 if upcoming data warranted. The Fed acknowledged that financial conditions eased somewhat since the March meeting and removed the assessment that "financial conditions continue to pose risks to the outlook" of the economy.

In May 2016, the April FOMC minutes were released and surprised the market with a hawkish tone. The minutes stated that "most" participants judged that it "likely would be appropriate for the Committee to increase the target range for the federal funds rate in June" if economic data were supportive. Referring to the June 2016 meeting, officials judged it appropriate to leave their options open, making a decision based on upcoming economic data points.

June 2016 was full of market-moving events across the globe. The month started with the May non-farm payroll report, which came in at 38,000, significantly below the 160,000 consensus. This was later revised to 24,000. The addition was the fewest new jobs since September 2010, and immediately the market priced out any rate hike at the FOMC meeting later in the month. With the poor non-farm payroll result still fresh and the upcoming Brexit vote on the horizon, as expected the Fed held rates steady at their mid-month meeting and maintained a target federal funds range of 0.25 to 0.50 percent. The Fed did express confidence in a jobs rebound and reiterated that interest rates are likely to rise at a gradual level. In addition, the "dot plot," which charts the Fed's interest rate forecasts, took on a dovish tone, decreasing the members voting for a 2016 hike, as well as lowering the 2017 and 2018 interest rate path.

In a referendum on June 23, 2016, the United Kingdom voted to leave the European Union ("EU"), with 52 percent in favor. The vote to leave was supported by resentment over Britain's high annual contributions to the EU as well as concerns about the uptick in immigration due to the recent refugee crisis. The process of leaving the EU is lengthy, as it will take two years from the time the U.K. files the official notification through Article 50 of the Lisbon Treaty. This is unchartered territory, and the global markets reacted accordingly. Risk assets were down and investors piled into perceived safe-haven assets, sending yields to near-record lows. The 30-year U.S. Treasury yield declined to 2.19 percent and the 10-year slid to 1.39 percent in days following the referendum.(iii)

In July 2016, markets managed to stabilize from the turbulence following the Brexit vote in the prior month. The July FOMC meeting went fairly in line with market expectations, with no changes to policy and rates. The tone of the meeting was hawkish, with the Fed saying that "near-term risks to the economic outlook have diminished." The Committee repeated that it expects conditions will evolve in a manner that warrants a gradual increase in the federal funds rate.

With no FOMC meeting taking place in August 2016, market participants were focused on the annual Jackson Hole summit, which was highlighted by comments from

(iii)  Source: Bloomberg L.P., July 1, 2016

Fed Chair Yellen. "In light of the continued solid performance of the labor market and our outlook for economic activity and inflation, I believe the case for an increase in the federal funds rate has strengthened in recent months," she said in the text of the speech to central bankers and economists. These remarks left open the possibility of an interest-rate hike in September 2016. As a result of the interpreted hawkish comments, bonds fell while the dollar rose.

At the September 2016 FOMC meeting, however, the Committee left the target range for the federal funds rate unchanged, citing that the risks to the economic outlook remained balanced and, although the case for an increase in policy rates had strengthened, the Committee decided to wait for further progress toward its objectives. The non-hike appeared to be a very close call, as three Committee members dissented against the decision. However, there was a material split in the Committee, as three other members called for no further rate increases for the remainder of the year, blurring the expectations of an additional rate hike before year-end.

On October 14, 2016, the long-awaited implementation of the revised SEC Rule 2a-7 took effect. Sweeping changes included the mandatory adoption of trigger-based redemption fees and liquidity gates for prime and tax-exempt funds, along with the conversion to floating net asset value. Government and treasury funds were largely unchanged. Money market fund managers adopted a defensive approach leading up to the reform date, shortening their maturities and increasing liquidity. This caused a shift in the supply/demand equilibrium for credit products, causing a technical imbalance that resulted in a sharp rise for both 3- and 6-month Libor rates. Three-month Libor closed at 0.88 percent as of October 14, 2016, up over 20 basis points from the start of the third quarter, while 6-month Libor closed at 1.26 percent, up over 30 basis points from the start of the quarter.(iv) As expected, money market participants shifted over $1 trillion from prime funds into government funds, for the year ended October 31, 2016.(v)

November 2016 saw two major events. On November 8, 2016, the United States held Presidential elections, with Republican candidate Donald Trump defeating Democratic candidate Hillary Clinton. Trump was viewed as a more hawkish candidate, and the U.S. Treasury market reacted accordingly, sending yields higher across the curve. On November 11, 2016, Fed Chair Yellen testified before the Joint Economic Committee in Congress. She signaled that the U.S. central bank was getting closer to lifting interest rates, as the economy continued to create jobs at a healthy rate while inflation inched higher. She warned of the risks of waiting too long before raising rates. In the weeks following her testimony, the market-implied odds of a rate hike at the December 2016 FOMC meeting reached 100 percent.

In a unanimous decision, the FOMC raised interest rates for the first time in 2016 at its December meeting, citing strengthening labor markets and increased inflation

(iv)  Source: Intercontinental Exchange and Bloomberg L.P.

(v)  Source: iMoneynet, an Informa business

expectations. The move brought the target for the federal funds rate to a range of 0.50 to 0.75 percent. The projections showed that central bankers expected three quarter-point rate increases in 2017, up from the two previously forecasted in September 2016. Following the rate hike on December 14, 2016, the Federal Reserve Bank of New York made adjustments to the overnight fixed-rate reverse repurchase (or RRP) facility, increasing the offering rate from 25 basis points to 50 basis points, while maintaining a counterparty limit of $30 billion per day.

The January 2017 FOMC meeting statement was mostly in line with market expectations. The FOMC remained accommodative and kept interest rates on hold at the target range of 0.50 percent to 0.75 percent. In its statement, the FOMC expressed continued confidence in both economic activity and the labor market despite a lower-than-expected fourth-quarter GDP growth result and below-target inflation levels. Job gains remained strong and the unemployment rate remained near recent lows. The Committee expects economic activity will remain strong and expand at a moderate pace, labor market conditions will continue to strengthen and inflation will meet its 2 percent target over the medium term.

Performance Analysis

As of January 31, 2017, Morgan Stanley U.S. Government Money Market Trust had net assets of approximately $1.3 billion and an average portfolio maturity of 45 days. For the 12-month period ended January 31, 2017, the Fund's Class R shares provided a total return of 0.02 percent and for the period since inception (June 28, 2016) through January 31, 2017, the Fund's Class S shares provided a total return of 0.01 percent. For the seven day period ended January 31, 2017, the Fund's Class R and Class S shares provided an effective annualized yield of 0.08 percent and a current yield of 0.08 percent, while its 30-day moving average yield for January was 0.09 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

During the time period, we continued to focus on maintaining liquidity and positioning the Fund for a potentially higher rate environment in 2017. As Treasury yields moved much higher in November 2016 after the U.S. elections, we purchased fixed-rate Treasuries between 6-month and 8-month tenors and agency floating-rate notes that cheapened notably. We continued to buy investments that we believe offer a competitive return while maintaining a large portion of the Fund in short-term repurchase agreements.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 01/31/17
Repurchase Agreements	44.6%
U.S. Agency Securities	43.6
U.S. Treasury Security	11.8
MATURITY SCHEDULE as of 01/31/17
1 - 30 Days	54.3%
31 - 60 Days	18.5
61 - 90 Days	8.4
91 - 120 Days	5.5
121 + Days	13.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term U.S. government securities. The Fund has adopted a policy to invest all of its assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities in order to qualify as a "government money market fund" under federal regulations. In selecting investments, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im.

Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference room of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, administration fees, shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/16 – 01/31/17.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	08/01/16	01/31/17	08/01/16 – 01/31/17
Class R+
Actual (0.01% return)	$1,000.00	$1,000.14	$2.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.67	$2.49
Class S
Actual (0.01% return)	$1,000.00	$1,000.13	$2.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.67	$2.49

  +  Effective June 28, 2016, the original class was re-designated as Class R shares.

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.49% and 0.49% for Class R and Class S shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.57% and 0.57% for Class R and Class S shares, respectively.

    Refer to Note 6 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period.

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (43.5%)
$58,000	ABN Amro Securities LLC, (Interest in $1,200,000,000 joint repurchase agreement, dated 01/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,200,019,333 on 02/01/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and a U.S. Government obligation with various maturities to 01/20/47; valued at $1,235,612,511)	0.58%		02/01/17	$58,000,000
10,000	Bank of Montreal, (dated 12/14/16; proceeds $10,010,542; fully collateralized by various U.S. Government obligations, 0.63% - 3.88% due 11/30/17 - 11/15/44; valued at $10,200,046) (Demand 02/07/17)	0.55	(a)	02/21/17	10,000,000
10,000	Bank of Nova Scotia, (dated 01/05/17; proceeds $10,029,322; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 10/01/26 - 12/01/46; valued at $10,300,001) (Demand 02/06/17)	0.58	(a)	07/06/17	10,000,000
5,000	Bank of Nova Scotia, (dated 01/30/17; proceeds $5,014,661; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 12/01/28 - 01/01/46; valued at $5,150,000)	0.58		07/31/17	5,000,000
15,000	ING Financial Markets LLC, (dated 01/13/17; proceeds $15,024,092; fully collateralized by a U.S. Government agency security, 4.50% due 06/01/41; valued at $15,451,474)	0.59		04/21/17	15,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$10,000	ING Financial Markets LLC, (dated 01/24/17; proceeds $10,039,217; fully collateralized by a U.S. Government agency security, 4.50% due 06/01/41; valued at $10,301,926)	0.78%		07/24/17	$10,000,000
5,000	ING Financial Markets LLC, (dated 01/30/17; proceeds $5,018,958; fully collateralized by various U.S. Government agency securities, 3.50% - 4.50% due 05/01/32 - 06/01/41; valued at $5,151,330)	0.78		07/24/17	5,000,000
25,000	Mizuho Securities USA, Inc., (dated 01/26/17; proceeds $25,002,625; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 10/01/45 - 12/01/46; valued at $25,737,892)	0.54		02/02/17	25,000,000
95,000	Nomura Securities, (dated 01/31/17; proceeds $95,001,504; fully collateralized by various U.S. Government obligations, 1.13% - 3.75% due 07/31/21 - 11/15/43; valued at $96,972,112)	0.57		02/01/17	95,000,000
50,000	Pershing LLC, (dated 01/25/17; proceeds $50,005,639; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 07/25/17 - 12/20/66 and U.S. Government obligations, 1.00% - 6.00% due 05/15/18 - 02/15/26; valued at $51,259,730)	0.58		02/01/17	50,000,000
55,000	RBC Capital Markets LLC, (dated 12/15/16; proceeds $55,085,067; fully collateralized by various U.S. Government agency securities, 2.24% - 5.50% due 12/01/19 - 01/01/47; valued at $56,685,409) (Demand 02/07/17)	0.58	(a)	03/21/17	55,000,000
80,000	RBC Capital Markets LLC, (dated 12/16/16; proceeds $80,106,978; fully collateralized by various U.S. Government agency securities, 2.13% - 4.00% due 08/20/39 - 01/01/47; valued at $82,342,171) (Demand 02/07/17)	0.58	(a)	03/09/17	80,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$102,000	RBS Securities, Inc., (dated 01/31/17; proceeds $102,001,530; fully collateralized by various U.S. Government obligations, 1.13% - 1.50% due 08/31/18 - 07/31/21; valued at $104,044,294)	0.54%	02/01/17	$102,000,000
5,000	Wells Fargo Bank NA, (dated 09/08/16; proceeds $5,015,250; fully collateralized by a U.S. Government obligation, 2.63% due 07/15/17; valued at $5,100,119)	0.60	03/10/17	5,000,000
5,000	Wells Fargo Securities LLC, (dated 01/31/17; proceeds $5,000,544; fully collateralized by a U.S. Government agency security, 3.00% due 05/01/43; valued at $5,150,001)	0.56	02/07/17	5,000,000
10,000	Wells Fargo Securities LLC, (dated 12/16/16; proceeds $10,014,914; fully collateralized by a U.S. Government agency security, 3.00% due 05/01/43; valued at $10,325,855)	0.59	03/17/17	10,000,000
15,000	Wells Fargo Securities LLC, (dated 01/13/17; proceeds $15,022,125; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 11/01/31 - 01/01/47; valued at $15,400,577)	0.59	04/13/17	15,000,000
	Total Repurchase Agreements (Cost $555,000,000)			555,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (42.6%)
	Federal Farm Credit Bank
$10,000		0.77	(a)%	02/22/17	11/22/17	$10,000,000
1,000		0.79	(a)	02/20/17	02/20/18	1,000,000
5,000		0.80	(a)	02/26/17	07/26/17	4,999,755
15,000		0.80	(a)	02/28/17	08/28/17	14,999,128
2,500		0.80	(a)	02/05/17	06/05/17	2,499,131
10,000		0.82	(a)	02/10/17	08/10/17	9,999,220
2,210		0.83		—	02/27/17	2,210,056
20,000		0.89	(a)	02/28/17	08/29/18	20,000,000
4,500		0.91		—	03/30/17	4,499,888
	Federal Home Loan Bank
8,000		0.51		—	03/22/17	7,994,447
35,000		0.55		—	04/10/17	34,963,639
3,000		0.56		—	03/13/17	2,998,133
8,000		0.56		—	03/15/17	7,994,764
5,000		0.60		—	06/01/17	4,990,000
10,000		0.63		—	05/30/17	10,001,132
6,000		0.63		—	05/12/17	5,989,500
5,000		0.64		—	05/17/17	4,990,740
5,000		0.64		—	05/19/17	4,990,563
10,000		0.64		—	07/31/17	9,968,250
5,000		0.65		—	05/23/17	4,989,979
10,000	(c)	0.65		—	08/02/17	9,967,240
7,000		0.67		—	06/20/17	6,981,891
10,000		0.68		—	06/09/17	10,011,250
5,000		0.68		—	06/15/17	4,987,344
5,000		0.69	(a)	02/25/17	08/25/17	5,000,000
10,000		0.70	(a)	02/19/17	05/19/17	10,000,000
4,000		0.71	(a)	02/23/17	02/23/18	4,000,000
4,000		0.72		—	02/09/17	4,000,000
15,000		0.73	(a)	02/21/17	08/21/17	15,000,000
4,000		0.73	(a)	02/22/17	08/22/17	4,000,000
10,000		0.74	(a)	02/24/17	11/24/17	10,000,000
10,000		0.74	(a)	02/08/17	03/08/18	9,999,856
10,000		0.75		—	02/10/17	9,999,961
35,000		0.75		—	02/14/17	34,999,802
10,000		0.76	(a)	02/28/17	08/28/17	10,000,000
8,000		0.76	(a)	02/18/17	08/18/17	8,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
$10,000		0.76	(a)%	02/16/17	02/16/18	$10,000,000
20,000		0.77	(a)	02/16/17	05/16/17	19,998,128
10,000		0.77	(a)	02/22/17	02/22/18	10,000,000
6,000		0.77	(a)	02/17/17	03/17/17	5,999,890
5,000		0.78	(a)	03/05/17	06/05/18	4,999,667
10,000		0.79	(a)	02/07/17	03/07/17	10,000,000
13,000		0.79	(a)	02/01/17	03/01/17	13,000,000
7,000		0.80	(a)	02/07/17	07/07/17	7,000,000
10,000		0.80	(a)	03/16/17	03/16/18	9,999,720
10,000		0.81	(a)	02/01/17	11/01/17	10,000,000
5,000		0.88	(a)	02/21/17	08/21/17	4,999,722
9,000		0.91	(a)	03/01/17	09/01/17	9,000,000
8,500		0.93	(a)	03/13/17	09/13/17	8,499,732
13,000		0.94		—	03/22/17	13,000,000
10,000		0.94		—	03/23/17	10,000,000
15,000		0.96	(a)	04/27/17	10/27/17	14,996,853
3,000		5.25		—	06/05/17	3,045,957
	Federal Home Loan Mortgage Corporation
15,000		0.82	(a)	02/27/17	04/27/17	14,999,289
11,000		0.91	(a)	02/21/17	07/21/17	10,999,473
10,000		0.98	(a)	04/08/17	01/08/18	10,000,000
15,000	Federal National Mortgage Association	0.99	(a)	04/11/17	01/11/18	15,000,000
	Total U.S. Agency Securities (Cost $542,564,100)					542,564,100
	U.S. Treasury Securities (11.6%)
15,000	U.S. Treasury Bill	0.67	(d)		06/29/17	14,959,300
	U.S. Treasury Notes
5,000		0.50			03/31/17	4,999,553
5,000		0.50			07/31/17	4,994,913
5,000		0.56			03/31/17	5,003,523
17,000		0.63			05/31/17	17,000,409
11,000		0.63			07/31/17	10,995,984
5,000		0.75			06/30/17	5,001,947
17,000		0.88			08/15/17	17,010,696
15,000		1.88			08/31/17	15,096,547
10,000		2.38			07/31/17	10,081,340
10,000		2.50			06/30/17	10,074,786
20,000		2.75			05/31/17	20,142,867

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ■  January 31, 2017 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$12,000		4.75%	08/15/17	$12,255,781
	Total U.S. Treasury Securities (Cost $147,617,646)			147,617,646
	Total Investments (Cost $1,245,181,746) (e)(f)		97.7%	1,245,181,746
	Other Assets in Excess of Liabilities		2.3	29,237,404
	Net Assets		100.0%	$1,274,419,150

  (a)  Rate shown is the rate in effect at January 31, 2017.

  (b)  Date of next interest rate reset.

  (c)  All or a portion of the security is subject to delayed delivery.

  (d)  Rate shown is the yield to maturity at January 31, 2017.

  (e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities January 31, 2017

Assets:
Investments in securities, at value (cost $1,245,181,746, including value of repurchase agreements of $555,000,000)	$1,245,181,746
Cash	529,751
Receivable for:
Shares of beneficial interest sold	48,222,265
Investments sold	9,994,707
Interest	1,166,681
Prepaid expenses and other assets	127,714
Total Assets	1,305,222,864
Liabilities:
Payable for:
Shares of beneficial interest redeemed	20,146,503
Investments purchased	9,967,240
Advisory fee	382,223
Distribution fee	100,996
Administration fee	50,498
Trustees' fees	50,025
Transfer and sub transfer agent fees	30,421
Accrued expenses and other payables	75,808
Total Liabilities	30,803,714
Net Assets	$1,274,419,150
Composition of Net Assets:
Paid-in-capital	$1,274,499,534
Dividends in excess of net investment income	(80,384)
Net Assets	$1,274,419,150
Class R Shares+:
Net Assets	$1,274,369,149
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,274,450,397
Net Asset Value Per Share	$1.00
Class S Shares:
Net Assets	$50,001
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,000
Net Asset Value Per Share	$1.00

+ Effective June 28, 2016, the original class was re-designated as Class R shares.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the year ended January 31, 2017

Net Investment Income:
Interest Income	$5,747,072
Expenses
Advisory fee (Note 3)	4,667,920
Shareholder services fee (Note 4)	1,220,818
Administration fee (Note 3)	610,409
Transfer and sub transfer agent fees (Note 5)	173,280
Professional fees	108,709
Registration fees	61,034
Shareholder reports and notices	48,765
Custodian fees	38,323
Trustees' fees and expenses	28,176
Other	56,365
Total Expenses	7,013,799
Less: amounts waived/reimbursed (Note 4)	(1,491,382)
Less: reimbursement of custodian fees (Note 6)	(13,172)
Net Expenses	5,509,245
Net Investment Income	237,827
Net Realized Gain	1,277
Net Increase	$239,104

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2017	FOR THE YEAR ENDED JANUARY 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$237,827	$116,576
Net realized gain	1,277	1,009
Net Increase	239,104	117,585
Dividends to Shareholders from Net Investment Income:
Class R shares+	(237,820)	(116,576)
Class S shares	(7)	—
Total Dividends	(237,827)	(116,576)
Net increase (decrease) from transactions in shares of beneficial interest	84,440,770	(1,983,915)
Net Increase (Decrease)	84,442,047	(1,982,906)
Net Assets:
Beginning of period	1,189,977,103	1,191,960,009
End of Period (Including dividends in excess of net investment income of $(80,384) and $(81,661))	$1,274,419,150	$1,189,977,103

+ Effective June 28, 2016, the original class was re-designated as Class R shares.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

On June 28, 2016, the Fund commenced offering an additional class of shares, Class S. Also effective June 28, 2016, the original class was re-designated as Class R. The two classes have the same fees and expenses.

The Securities and Exchange Commission ("SEC") has adopted changes to the rules that govern money market funds. The Fund intends to operate as a "government money market fund," which allows the Fund to continue to seek to maintain a stable Net Asset Value ("NAV"). The Fund will also not impose a liquidity fee or temporarily suspend redemptions in the event that Fund's weekly liquid assets fall below specified regulatory thresholds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. ("the Adviser"). The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. When-Issued/Delayed Delivery Securities -— The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$555,000,000	$—	$555,000,000
U.S. Agency Securities	—	542,564,100	—	542,564,100
U.S. Treasury Securities	—	147,617,646	—	147,617,646
Total Assets	$—	$1,245,181,746	$—	$1,245,181,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion. For the year ended January 31, 2017, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.35% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.75% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for Class R and Class S shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended January 31, 2017, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor and Adviser/Administrator have agreed to waive all or a portion of the Fund's shareholder services fee, advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. For the year ended January 31, 2017, the Distributor waived $1,025,480, and the Adviser waived $465,902. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

6. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

In December 2015, the Fund's Custodian announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The Custodian reimbursed the Fund directly, which was recognized as a change in accounting estimate and was reflected as "Reimbursement of custodian fees" in the Statement of Operations. Pursuant to the expense limitations described in Note 3, the Fund has experienced waiver of advisory fees during the current period. Accordingly, the reimbursement of out-of-pocket custodian expenses in the current period resulted in the reduction in the current period waiver of advisory fees and expenses reimbursed by the Adviser.

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended January 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At January 31, 2017, the Fund had an accrued pension liability of $50,025, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2017		FOR THE YEAR ENDED JANUARY 31, 2016
CLASS R SHARES+
Shares sold	3,853,267,179		3,260,650,083
Shares issued in reinvestment of dividends	237,820		116,576
Shares redeemed	(3,769,114,229)		(3,262,750,574)
Net increase (decrease) — Class R	84,390,770		(1,983,915)
CLASS S SHARES
Shares sold	50,100	++	—
Shares redeemed	(100	)++	—
Net increase — Class S	50,000		—
Net increase (decrease) in shares outstanding	84,440,770		(1,983,915)

+  Effective June 28, 2016, the original class was re-designated as Class R shares.

++  For the period June 28, 2016 through January 31, 2017.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended January 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
$237,038	$789	$116,576	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to distribution redesignations and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at January 31, 2017:

Dividends in Excess of Net Investment Income	Accumulated Undistributed Net Realized Gain	Paid-in-Capital
$1,277	$(1,277)	$—

At January 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
$10,715	$—

10. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ■  January 31, 2017 continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

11. Other

At January 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 97.4%.

12. Accounting Pronouncements

In December 2016, FASB issued Accounting Standards update 2016-19 — Technical Corrections and Improvements ("ASU 2016-19"), which is effective for interim periods for all entities beginning after December 15, 2016. ASU 2016-19 includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. That amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. Although still evaluating the potential impacts of ASU 2016-19 to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

	FOR THE YEAR ENDED JANUARY 31,
	2017(1)		2016		2015		2014		2013
Class R Shares(2)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(3)	0.000	(3)	0.000	(3)	0.000	(3)	0.000	(3)
Less dividends from net investment income	(0.000	) (3)	(0.000	) (3)	(0.000	) (3)	(0.000	) (3)	(0.000	) (3)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.02%		0.01%		0.01%		0.01%		0.01%
Ratios to Average Net Assets:
Net expenses	0.46	%(4)	0.16	%(4)	0.09	%(4)	0.10	%(4)	0.16	%(4)
Net investment income	0.01	%(4)	0.01	%(4)	0.01	%(4)	0.01	%(4)	0.01	%(4)
Supplemental Data:
Net assets, end of period, in millions	$1,274		$1,190		$1,192		$1,508		$1,692

  (1)  Refer to Note 6 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class R shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to the net expenses or net investment income.

  (2)  Effective June 28, 2016, the original class was re-designated Class R shares.

  (3)  Amount is less than $0.001.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2017	0.58%	(0.11)%
January 31, 2016	0.59	(0.42)
January 31, 2015	0.58	(0.48)
January 31, 2014	0.56	(0.45)
January 31, 2013	0.55	(0.38)

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	PERIOD FROM JUNE 28, 2016(1) TO JANUARY 31, 2017(2)
Class S Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00
Net income from investment operations	0.000	(3)
Less dividends from net investment income	(0.000	) (3)
Net asset value, end of period	$1.00
Total Return	0.01	%(5)
Ratios to Average Net Assets:
Net expenses	0.46	%(4)(6)
Net investment income	0.01	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$50

  (1)  Commencement of Offering.

  (2)  Refer to Note 6 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class S shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to the net expenses or net investment income.

  (3)  Amount is less than $0.001.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2017	0.58%	(0.11)%

  (5)  Not Annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley U.S. Government Money Market Trust

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Money Market Trust (the "Fund"), including the portfolio of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Money Market Trust at January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 21, 2017

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday-Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.
The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").
If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:
  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121
Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Morgan Stanley U.S. Government Money Market Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.
In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (72) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994- September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				90

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	91	Director of various non-profit organizations.

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	91

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	91

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	91	Director of NVR, Inc. (home construction).
Joseph J. Kearns (74) c/o Kearns & Associates LLC 46 E Peninsula Center #385 Rolling Hills Estates, CA 90274-3712	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	93	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				90	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (56) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer – Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	91	None.

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael E. Nugent (80) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	92	None.
W. Allen Reed (69) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	91	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (84) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	92	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2016) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley U.S. Government Money Market Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (53) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (58) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (51) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

(This page has been left blank intentionally.)

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2017

	Registrant		Covered Entities(1)
Audit Fees	$31,926		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$3,000	(3)	$8,817,179	(4)
All Other Fees	$—		$227,300	(5)
Total Non-Audit Fees	$3,000		$9,044,479

Total	$34,926		$9,044,479

2016

	Registrant		Covered Entities(1)
Audit Fees	$31,926		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$3,000	(3)	$8,237,026	(4)
All Other Fees	$—		$212,000	(5)
Total Non-Audit Fees	$3,000		$8,449,026

Total	$34,926		$8,449,026

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the

Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)           Not applicable.

(g)          See table above.

(h)         The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2017